Note 18 - Current tax assets and liabilities - Summary of Current Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Note 18 - Current tax assets and liabilities
Income tax liabilities	$ 271,791	$ 277,712
V.A.T. liabilities	23,087	16,599
Other taxes	91,708	71,981
Current tax liabilities, current	$ 386,586	$ 366,292